CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Millions	Dec. 31, 2021 USD ($) shares
Treasury Shares (in shares)	1,942,837
Series A Preferred Shares
Series A Preferred Shares, shares authorized (in shares)	22,880,908
Series A Preferred Shares, shares issued (in shares)	22,880,908
Series A Preferred Shares, shares outstanding (in shares)	22,880,908
Series A Preferred Shares, liquidation preference | $	$ 33.4
MoonLake AG Common Shares
Common shares, shares authorized (in shares)	13,119,092
Common Shares, shares issued (in shares)	12,161,331
Common Shares, shares outstanding (in shares)	10,218,495